Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Deficit [Abstract]
Schedule of stock option plan

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual	Intrinsic
	Shares	Price	Period	Value
Outstanding as of January 1, 2015	1,937,979	0.08	9.5	$-
Granted	4,639,234	0.57
Exercised	(33,333)	0.08
Forfeited or cancelled	(1,917,635)	0.52
Outstanding as of December 31, 2015	4,626,245	0.39	9.0	$780,707
Options vested and exercisable as of December 31, 2015	2,916,801	0.31	8.9	$697,779
Options vested and expected to vest as of December 31, 2015	4,626,245	0.36	9.0	$780,707

Schedule of options outstanding and vested and exercisable

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price	Number Outstanding	Weighted-Average Exercise Price
$0.08	1,774,334	8.5	$0.08	1,585,861	$0.08
$0.55	2,412,048	9.2	$0.55	1,118,159	$0.55
$0.71	414,864	9.9	$0.71	206,531	$0.71
$2.36	25,000	9.4	$2.36	6,250	$2.36
	4,626,245	9.0	$0.39	2,916,801	$0.31

Summary of assumptions to estimated grant date fair value calculations for options granted
	Year Ended December 31,
	2015	2014
Dividend yield	0.0%	0.0%
Volatility	52.5%	50.0%
Average risk-free rate	1.65% - 1.91%	1.70% - 2.50%
Expected term, in years	5.00 - 5.77	4.80 - 10.00